Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events
Subsequent Events:
21. Subsequent Events:

21.1On January 12, 2017, the Company entered into a "zero cost" Option Agreement (“the LPG Option Agreement”), with companies controlled by Mr. George Economou, the Company's Chairman and Chief Executive Officer, to purchase up to four high specifications Very Large Gas Carriers (“VLGCs”) capable of carrying liquefied petroleum gas (“LPG”) that are currently under construction at Hyundai Samho Heavy Industries Co., Ltd., (“HHI”). Each of the four VLGCs is going to be employed on long term charters to major oil companies and oil traders. Under the terms of the LPG Option Agreement, the Company has until April 4, 2017 to exercise four separate options to purchase up to the four VLGCs at a price of $83,500 per vessel. The transaction was approved by the independent directors of the Company's board of directors based on third party broker valuations.

21.2On January 18, 2017, the Company's Board of Directors has determined to effect a 1-for-8 reverse stock split of the Company's common shares. At the Company's annual general meeting of shareholders on October 26, 2016, the Company's shareholders approved the reverse stock split and granted the Board of Directors, or a duly constituted committee thereof, the authority to determine the exact split ratio and proceed with the reverse stock split. The reverse stock split occurred, and the Company's common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on January 23, 2017 under the existing trading symbol "DRYS".

21.3On January 19, 2017, the Company acquired one Very Large Gas Carrier (“VLGC”) currently under construction at HHI for a purchase price of $83,500. The Company financed the closing price of $21,850 by using part of the undrawn liquidity under the New Revolving Facility, consequently increasing the outstanding balance of the New Revolving Facility to $142,850. The $61,650 balance of the purchase price for the VLGC is payable in installments until the vessel's delivery from HHI. The VLGC is expected to be employed on a fixed rate five-year time charter with an oil major. The charterer has options to extend the firm employment period by up to three years. The Company expects to take delivery of the vessel in June 2017.

21.4On January 30, 2017, the Company has successfully completed the previously announced $200,000 common stock offering, in which the Company raised net proceeds of $198,000, pursuant to the Common Stock Purchase Agreement entered into on December 23, 2016. The Common Stock Purchase Agreement was then automatically terminated in accordance with its terms. The Company issued 32,028,079 shares of common stock (as adjusted for the 1-for-8 reverse stock split), including shares issued as commitment fee, to the Investor at an average price of approximately $6.30 per share.

21.5On February 10, 2017 the Company entered into an agreement with an unaffiliated third party to acquire one 113,644 DWT Aframax tanker currently under construction in South Korea. The Company expects to take delivery of this vessel sometime in the second quarter of 2017. The vessel is expected to be employed in the spot market. Also, on February 14, 2017, the Company entered into an agreement with an unaffiliated third party to acquire one 320,105 DWT Very Large Crude Carrier built in 2011. The Company expects to take delivery of this vessel sometime in the second quarter of 2017. The vessel is expected to be employed in the spot market. The total gross price for the two vessels will be about $102,515.

21.6On February 16, 2017, the Company made the first scheduled installment of $667 according to the agreement concluded on November 18, 2016, under its loan agreement dated June 20, 2008.

21.7On February 17, 2017 the Company entered into an agreement with Kalani, under which it may sell up to $200,000 of its common stock to Kalani over a period of 24 months, subject to certain limitations. Proceeds from any sales of common stock will be used for general corporate purposes. Kalani has no right to require any sales and is obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. In consideration for entering into the agreement, the Company has agreed to issue up to $1,500 of its common stock to Kalani as a commitment fee. No warrants, derivatives, or other share classes are associated with this agreement. As of March 10, 2017, the Company has sold an aggregate of 103,867,307 shares to the Investor under the Purchase Agreement dated February 17, 2017 for a gross price of $182,094.

21.8On February 27, 2017, the Company announced that its Board of Directors has decided to initiate a new dividend policy. Under this policy, the Company will pay a regular fixed quarterly dividend of $2,500 to the holders of common stock. In addition, at its discretion, the Board may decide to pay additional amounts as dividend each quarter depending on market conditions and the Company's financial performance, over and above the fixed amount. With respect to the quarter ended December 31, 2016, the Board of Directors declared a dividend of $2,500 to the common shareholders of record as of March 15, 2017 and payable on or about March 31, 2017. The dividend per share amount to be paid by the Company will be determined based on the number of shares outstanding on the record date.

21.9On March 10, 2017, the Company acquired one VLGC currently under construction at HHI for a purchase price of $83,500. The Company financed the closing price of $21,850 by using part of the undrawn liquidity under the New Revolving Facility, consequently increasing the outstanding balance of the New Revolving Facility to $164,700. The $61,650 balance of the purchase price for the VLGC is payable in installments until the vessel's delivery from HHI. The VLGC is expected to be employed on a fixed rate five-year time charter with an oil major. The charterer has options to extend the firm employment period by up to three years. The Company expects to take delivery of the vessel in September 2017.